Business Consolidation and Other Activities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business consolidation and other activities
Business consolidation and other activities		$ (221.0)	$ (337.0)	$ (195.0)
Currency exchange contracts		1.0	(4.0)	(2.0)
Aerospace
Business consolidation and other activities
Business consolidation and other activities				1.0
Operating Segments | Beverage packaging, North And Central America
Business consolidation and other activities
Business consolidation and other activities		(47.0)	(20.0)	(19.0)
Charges for insignificant items		5.0	3.0
Operating Segments | Beverage packaging, North And Central America | Rexam
Business consolidation and other activities
Professional services and other costs			4.0
Operating Segments | Beverage packaging, North And Central America | Bristol Virginia Plant
Business consolidation and other activities
Charges related to facilities closure			19.0	19.0
Charges for insignificant items				2.0
Operating Segments | Beverage packaging, North And Central America | Bristol Virginia Plant | Facility Closing
Business consolidation and other activities
Charges related to facilities closure			4.0
Operating Segments | Beverage packaging, North And Central America | Bristol Virginia Plant | Employee Severance Pension And Other Benefits
Business consolidation and other activities
Charges related to facilities closure				17.0
Operating Segments | Beverage packaging, North And Central America | Reidsville North Carolina Plant | Employee Severance And Benefits Facility Shutdown Costs Asset Impairment Accelerated Depreciation And Other Costs
Business consolidation and other activities
Charges related to facilities closure		9.0
Operating Segments | Beverage packaging, North And Central America | Reidsville North Carolina Plant | Employee Severance Pension And Other Benefits Asset Impairment Facility Shutdown And Disposal Costs
Business consolidation and other activities
Charges related to facilities closure			9.0
Operating Segments | Beverage packaging, North And Central America | Birmingham, Alabama, Chatsworth, California And Longview, Texas | Employee Severance And Benefits
Business consolidation and other activities
Charges related to facilities closure		29.0
Operating Segments | Beverage packaging, North And Central America | Birmingham, Alabama, Chatsworth, California And Longview, Texas | Facility Shutdown Costs Asset Impairment Accelerated DepreciationAnd Other Costs
Business consolidation and other activities
Charges related to facilities closure		4.0
Operating Segments | Beverage packaging, South America
Business consolidation and other activities
Business consolidation and other activities		(5.0)	(15.0)	(3.0)
Charges for insignificant items		2.0	1.0	3.0
Operating Segments | Beverage packaging, South America | Rexam
Business consolidation and other activities
Professional services and other costs		3.0	14.0
Operating Segments | Beverage packaging, Europe
Business consolidation and other activities
Business consolidation and other activities		(89.0)	(24.0)	(10.0)
Charges for insignificant items		4.0	2.0	5.0
Write down of property held for sale			5.0
Operating Segments | Beverage packaging, Europe | Disposal Group, Held-for-sale, Not Discontinued Operations
Business consolidation and other activities
Write down of property held for sale				5.0
Operating Segments | Beverage packaging, Europe | Rexam
Business consolidation and other activities
Professional services and other costs		4.0	22.0
Operating Segments | Beverage packaging, Europe | Recklinghausen, Germany
Business consolidation and other activities
Additional closure expense		15.0
Operating Segments | Beverage packaging, Europe | Recklinghausen, Germany | Employee Severance And Benefits
Business consolidation and other activities
Charges related to facilities closure		59.0
Operating Segments | Beverage packaging, Europe | Recklinghausen, Germany | Facility Shutdown Costs Asset Impairment Accelerated DepreciationAnd Other Costs
Business consolidation and other activities
Charges related to facilities closure		22.0
Operating Segments | Food and aerosol packaging
Business consolidation and other activities
Business consolidation and other activities		6.0	(26.0)
Charges for insignificant items		2.0	7.0
Operating Segments | Food and aerosol packaging | Machinery and equipment
Business consolidation and other activities
Accelerated Depreciation			10.0
Operating Segments | Food and aerosol packaging | Weirton West Virginia Plant | Facility Shutdown Costs And Accelerated Depreciation
Business consolidation and other activities
Charges related to facilities closure		7.0
Operating Segments | Food and aerosol packaging | Weirton West Virginia Plant | Employee Severance And Benefits Facility Shutdown Costs Asset Impairment And Disposal Costs
Business consolidation and other activities
Charges related to facilities closure			18.0
Operating Segments | Food and aerosol packaging | Hubbard Ohio Plant
Business consolidation and other activities
Gain (loss) on dispositions	$ 15.0
Operating Segments | Food and aerosol packaging | Baltimore Maryland Facility
Business consolidation and other activities
Gain (loss) on dispositions			9.0
Operating Segments | Aerospace
Business consolidation and other activities
Charges for insignificant items				(1.0)
Corporate and Other Costs
Business consolidation and other activities
Charges for insignificant items		26.0
Corporate and Other Costs | Rexam
Business consolidation and other activities
Professional services and other costs		12.0
Compensation arrangement expense		25.0
Corporate and Other Costs | Other
Business consolidation and other activities
Business consolidation and other activities		(86.0)	(252.0)	(164.0)
Charges for insignificant items			14.0	11.0
Settlement loss		44.0
Foreign currency translation losses			173.0
Corporate and Other Costs | Other | Rexam
Business consolidation and other activities
Professional services and other costs			301.0	$ 139.0
Compensation arrangement expense			108.0
Foreign currency translation losses			14.0
Divestment Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business consolidation and other activities
Business consolidation and other activities		(34.0)
Gain (loss) on dispositions		55.0
Divestment Business | Corporate and Other Costs | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business consolidation and other activities
Expense of indemnifications of uncertain tax positions		34.0
Ball Corporation | Divestment Business | Corporate and Other Costs | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business consolidation and other activities
Adjustment to gain on sale of Divestment Business		$ (55.0)
Ball Corporation | Divestment Business | Corporate and Other Costs | Other
Business consolidation and other activities
Gain (loss) on dispositions			$ 344.0